Accrued Expenses	9 Months Ended
Sep. 30, 2014
Accrued Expenses
Accrued Expenses

4. Accrued Expenses

At September 30, 2014 and December 31, 2013, accrued expenses consisted of the following:

	2014	2013
Payroll and related costs	1,140,761	1,099,210
Research and development related costs	675,783	74,260
Offering costs	535,355	—
Legal and accounting related costs	216,946	341,901
Other	252,468	185,348
Total	2,821,313	1,700,719